Intangible Assets, Net - Schedule of Future Amortization Expenses (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Future Amortization Expenses [Abstract]
2026	$ 2,540
2027	2,637
2028	1,850
2029	1,426
2030	881
2031 and thereafter	95
Total	$ 9,429